Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS SECURITIES TRUST | DWS Health and Wellness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

INVESTORS CASH TRUST | DWS ESG Liquidity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

INVESTORS CASH TRUST | DWS Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS ESG Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Government Money Market VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Small Mid Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS CROCI US VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS International Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Global Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS High Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Small Mid Cap Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES II | DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS ESG International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS ESG Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MONEY MARKET TRUST | DWS Government Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MONEY MARKET TRUST | DWS Government Cash Reserves Fund Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MONEY MARKET TRUST | DWS Government Money Market Series
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS S and P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MARKET TRUST | DWS RREEF Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MARKET TRUST | DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INCOME TRUST | DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INCOME TRUST | DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INCOME TRUST | DWS Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INCOME TRUST | DWS High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES I | DWS CROCI International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES I | DWS Core Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES I | DWS Bond VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES I | DWS Capital Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS VARIABLE SERIES I | DWS Global Small Cap VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENTS VIT FUNDS | DWS Equity 500 Index VIP_B2
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS INVESTMENTS VIT FUNDS | DWS Small Cap Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS PORTFOLIO TRUST | DWS Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MONEY FUNDS | DWS Money Market Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS TAX FREE TRUST | DWS Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS TAX FREE TRUST | DWS California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

DEUTSCHE DWS TAX FREE TRUST | DWS New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

CASH ACCOUNT TRUST | DWS Government and Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

CASH ACCOUNT TRUST | DWS Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of each fund's prospectuses:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

The following replaces "Operational and technology risk" in the "MAIN RISKS" section within the summary section of each fund's prospectuses:

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.